Accounts Receivable, Net	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Accounts Receivable, Net

Note 4—Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	December 31,
(Dollar amounts in thousands)	2012	2011
Trade	$61,585	$45,868
Due from affiliates, net	18,027	15,591
Other	(7)	346
Less: allowance for doubtful accounts	(984)	(875)

Accounts receivable, net	$78,621	$60,930